Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 14,555	$ 26,012	$ 7,910
Premises and equipment, net	2,226	2,058
Other assets	2,783	1,060
Total Assets	302,540	271,404
Subordinated debt	7,865	7,831
Stockholders’ equity	25,907	23,836	22,185
Total Liabilities and Stockholders’ Equity	302,540	271,404
Parent Company [Member]
Cash and cash equivalents	669	1,596	$ 211
Investment in Quaint Oak Bank	31,512	28,454
Premises and equipment, net	1,559	1,588
Other assets	32	29
Total Assets	33,772	31,667
Subordinated debt	7,865	7,831
Stockholders’ equity	25,907	23,836
Total Liabilities and Stockholders’ Equity	$ 33,772	$ 31,667